SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 2, 2024, the Company entered into a Promissory Note Fee Agreement with New Sponsor (the “Promissory Note Fee Agreement”). Pursuant to the Promissory Note Fee Agreement, the Company and New Sponsor agreed that New Sponsor took a significant risk on behalf of the Company by loaning $2,000,000 to Visiox via a convertible promissory note (the “Visiox Promissory Note”). Under the terms of the Visiox Merger Agreement, the New Sponsor was owed a $2,000,000 fee upon the successful closing of the business combination between the Company and Visiox as consideration for the significant risk taken by New Sponsor in entering into the Visiox Promissory Note (the “Original Promissory Note Fee”). The Company and New Sponsor agreed that New Sponsor should be compensated for that risk despite the termination of the right to receive the Original Promissory Note Fee as a result of the termination of the Visiox Merger Agreement. As consideration for the foregoing, the Company agreed to pay New Sponsor a modified promissory note fee of $1,000,000 (the “Modified Promissory Note Fee”) upon the successful closing of a business combination between the Company and Aspire.

On October 9, 2024, and in connection with the due diligence process, the parties entered into the Second Aspire Amendment Agreement which provided additional time for the parties to deliver disclosure schedules and conduct due diligence reviews.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were available to be issued. Other than described below, there have been no events that have occurred that would require adjustments to the disclosures of the consolidated financial statements.

On January 9, 2024, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and Apogee Pharma Inc. (“Apogee”), pursuant to which the Apogee loaned an aggregate of $50,000 to the Sponsor and the Sponsor loaned $50,000 to the Company.

On January 10, 2024, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and Jinal Sheth as lender, pursuant to which the lender loaned an aggregate of $150,000 to the Sponsor and the Sponsor loaned $150,000 to the Company.

On March 5, 2024, the Company entered into Subscription Agreements with four investors who agreed to contribute to the Sponsor an aggregate of $1,000,00 to support the Company’s de-SPAC transaction. The Company has certain obligations under Subscription Agreements, including to issue shares of its Class A ordinary shares to the investors in connection with the de-SPAC transaction and to pay or cause to be repaid the contributions of the investors.

Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

The Company evaluated its September 30, 2024, financial statements for subsequent events and transactions through November 7, 2024, the date the financial statements were available to be issued for possible disclosure and recognition in the financial statements.

On October 3, 2024, the Company issued one non-convertible 20% OID notes payable to a related party for a total face value of $62,500. The note is due the earlier of July 3, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note has a 5% interest rate and had original issuance discounts totaling $12,500 and is unsecured.

On October 23, 2024, in response to comments received, the merger parties filed an S-4/A with the Securities and Exchange Commission.

On November 7, 2024, The Company, together with PowerUp Acquisition Corp., received comments on the S-1/A that was filed on October 23, 2024.

NOTE 10 – SUBSEQUENT EVENTS

The Company evaluated its December 31, 2023, financial statements for subsequent events and transactions through August 18, 2024, the date the financial statements were available to be issued for possible disclosure and recognition in the financial statements.

On February 9, 2024, the Company engaged CTM Advisory Limited (“CTM”) to provide the advisory services to the Company in support of the Company’s efforts to merge with a NASDAQ listing company. In exchange the Company agreed to pay CTM or its named agent an advisory fee compensation of 6% of the amount of shares outstanding following the Transaction in the form of common shares, upon closing a transaction as introduced by CTM.

On March 1, 2024, the Company closed its Reg-CF round through the crowd funding platform Republic.com, issuing 386,355 Series A Convertible Preferred shares for $229,084.

On April 16, 2024, the Company completed a partial closing of its Reg-D round through the crowd funding platform Republic.com, issuing 35,702 Series A Convertible Preferred shares for $28,561.

On April 18, 2024, the Company signed a Master Service Agreement with Parexel International Limited (“Parexel”), a global Clinical Research Organization (CRO), for consulting services related to Parexel’s full range of Phase I to IV clinical development services and clinical, regulatory and therapeutic expertise.

On July 17, 2024, the Company issued 44,000,000 Warrants to purchase common stock to 9 parties at an average price of $0.40 per share.

On July 22, 2024, the Company entered into a non-binding business combination letter of intent with PowerUp Acquisition Corp.

The Company evaluated its December 31, 2023 financial statements for subsequent events and transactions through August 1, 2024, the date the financial statements were available to be issued for possible disclosure and recognition in the financial statements.